Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Credit protection sold/purchased
Credit protection sold	SFr (124.2)	SFr (160.3)
Credit protection purchased	115.6	148.5
Net credit protection (sold)/purchased	(8.6)	(11.8)
Other protection purchased	16.8	33.9
Fair value of credit protection sold	(0.3)	(0.5)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(3.2)	(5.9)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(15.9)	(16.5)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(99.9)	(133.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(8.4)	(10.5)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(11.8)	(12.8)
Credit protection purchased	10.3	11.3
Net credit protection (sold)/purchased	(1.5)	(1.5)
Other protection purchased	3.0	4.4
Fair value of credit protection sold	(0.1)	(0.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(112.4)	(147.5)
Credit protection purchased	105.3	137.2
Net credit protection (sold)/purchased	(7.1)	(10.3)
Other protection purchased	13.8	29.5
Fair value of credit protection sold	(0.2)	(0.4)
Investment grade
Credit protection sold/purchased
Credit protection sold	(91.7)	(107.1)
Credit protection purchased	86.1	99.4
Net credit protection (sold)/purchased	(5.6)	(7.7)
Other protection purchased	9.9	19.5
Fair value of credit protection sold	0.3	0.3
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(32.5)	(53.2)
Credit protection purchased	29.5	49.1
Net credit protection (sold)/purchased	(3.0)	(4.1)
Other protection purchased	6.9	14.4
Fair value of credit protection sold	(0.6)	(0.8)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(52.2)	(75.1)
Credit protection purchased	46.8	69.3
Net credit protection (sold)/purchased	(5.4)	(5.8)
Other protection purchased	10.1	15.5
Fair value of credit protection sold	0.0	0.0
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(10.3)	(10.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(39.4)	(61.8)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(2.5)	(3.3)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(11.8)	(12.8)
Credit protection purchased	10.3	11.3
Net credit protection (sold)/purchased	(1.5)	(1.5)
Other protection purchased	3.0	4.4
Fair value of credit protection sold	(0.1)	(0.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(40.4)	(62.3)
Credit protection purchased	36.5	58.0
Net credit protection (sold)/purchased	(3.9)	(4.3)
Other protection purchased	7.1	11.1
Fair value of credit protection sold	0.1	0.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(37.7)	(52.8)
Credit protection purchased	34.2	48.6
Net credit protection (sold)/purchased	(3.5)	(4.2)
Other protection purchased	6.7	10.6
Fair value of credit protection sold	0.1	0.2
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(14.5)	(22.3)
Credit protection purchased	12.6	20.7
Net credit protection (sold)/purchased	(1.9)	(1.6)
Other protection purchased	3.4	4.9
Fair value of credit protection sold	(0.1)	(0.2)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(72.0)	(85.2)
Credit protection purchased	68.8	79.2
Net credit protection (sold)/purchased	(3.2)	(6.0)
Other protection purchased	6.7	18.4
Fair value of credit protection sold	(0.3)	(0.5)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(5.6)	(6.5)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(60.5)	(71.5)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(5.9)	(7.2)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(72.0)	(85.2)
Credit protection purchased	68.8	79.2
Net credit protection (sold)/purchased	(3.2)	(6.0)
Other protection purchased	6.7	18.4
Fair value of credit protection sold	(0.3)	(0.5)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(54.0)	(54.3)
Credit protection purchased	51.9	50.8
Net credit protection (sold)/purchased	(2.1)	(3.5)
Other protection purchased	3.2	8.9
Fair value of credit protection sold	0.2	0.1
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(18.0)	(30.9)
Credit protection purchased	16.9	28.4
Net credit protection (sold)/purchased	(1.1)	(2.5)
Other protection purchased	3.5	9.5
Fair value of credit protection sold	SFr (0.5)	SFr (0.6)